Note 11 - Intangible Assets (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Impairment of Intangible Assets (Excluding Goodwill)	$ 0	$ 0
Assets Acquired That Do Not Constitute a Business [Member]
Finite-Lived Intangible Assets Acquired	$ 1,272